Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of March 31, 2024	As of March 31, 2023
Buildings	$461,262	$484,951
Electronic equipment	123,109	128,047
Office equipment and furniture	221,780	224,364
Motor vehicles	237,988	179,613
Software	347,150	364,979
Leasehold improvements	160,519	168,762
Subtotal	1,551,808	1,550,716
Less: accumulated depreciation and amortization	(1,058,691)	(1,001,079)
Property and equipment, net	$493,117	$549,637